Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences, net	₨ 328	₨ 235
Operating tax loss carry-forward	1,457	1,587
Unrecognized Deferred Tax Assets And Liabilities	₨ 1,785	₨ 1,822